Regulatory Requirements	6 Months Ended
Jun. 30, 2022
Regulatory Requirements [Abstract]
Regulatory Requirements

Note 17 — Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission, the Insurance Authority (Hong Kong), Monetary Authority of Singapore, and the Cayman Islands Monetary Authority (CIMA) that the Company’s subsidiaries were required to maintain as of June 30, 2022 and the actual amounts of capital that were maintained.

Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$382,361	$1,231,249	$848,888	322%
Lion Futures Limited	382,361	1,384,723	1,002,362	362%
Lion Asset Management Limited	12,745	111,125	98,380	872%
BC Wealth Management Limited	12,745	248,811	236,066	1952%
Lion International Financial (Singapore) Pte. Ltd.	718,061	855,969	137,909	119%
Lion Broker Limited (Cayman)	10,407,768	15,542,282	5,134,514	149%
Total	$11,916,041	$19,374,159	$7,458,119	163%